                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:  811-10603

Name of Fund:  Western Asset Premier Bond Fund

Fund Address:  100 Light Street
               Baltimore, MD  21202

Name and address of agent for service:

         James W. Hirschmann, President, Western Asset Premier Bond Fund 100 Light Street
         Baltimore, MD 21202.

Registrant's telephone number, including area code:  (410) 539-0000

Date of fiscal year end:  December 31, 2003

Date of reporting period:  June 30, 2003

                       Item 1 -- Report to Shareholders

                      ----------------------------------
                                 Western Asset
                               Premier Bond Fund

                                  Semi-Annual
                            Report to Shareholders
                                 June 30, 2003
                      ----------------------------------

SCHEDULE OF INVESTMENTS
Western Asset Premier Bond Fund

June 30, 2003 (Unaudited)
(Amounts in Thousands)


                                         % OF            MATURITY
                                      NET ASSETS  RATE     DATE    PAR       VALUE
                                      ------------------------------------------------
Long-Term Securities                    139.4%

Corporate Bonds and Notes                89.4%

Advertising                               0.3%
Vertis Inc.                                      10.875% 06/15/09 $  500 $    500
                                                                         --------

Aerospace/Defense                         2.9%
Systems 2001 Asset Trust                          6.664% 09/15/13    330      371/A/
Esterline Technologies Corporation                7.750% 06/15/13    250      256/A/
Northrop Grumman Corporation                      7.750% 02/15/31  1,000    1,283/B/
Raytheon Company                                  6.750% 08/15/07  1,000    1,132/B/
Raytheon Company                                  7.200% 08/15/27  1,000    1,165
The Boeing Company                                6.125% 02/15/33    600      626
                                                                         --------
                                                                            4,833
Apparel                                   0.9%
Levi Strauss & Co.                                7.000% 11/01/06    500      404
Oxford Industries, Inc.                           8.875% 06/01/11    500      525/A/
Russell Corporation                               9.250% 05/01/10    500      545
                                                                         --------
                                                                            1,474
Auto Parts and Equipment                  0.6%
American Axle & Manufacturing Inc.                9.750% 03/01/09    500      537
TRW Automotive Inc.                               9.375% 02/15/13    118      128/A/
TRW Automotive Inc.                              11.000% 02/15/13    155      169/A/
Tenneco Automotive Inc.                          10.250% 07/15/13    230      233/A/
                                                                         --------
                                                                            1,067
Automotive                                3.0%
Asbury Automotive Group Inc.                      9.000% 06/15/12    375      362
DaimlerChrysler NA Holdings Corp.                 7.300% 01/15/12  1,000    1,128/B/
DaimlerChrysler NA Holdings Corp.                 8.500% 01/18/31  1,000    1,178
Ford Motor Company                                7.450% 07/16/31  2,700    2,473
                                                                         --------
                                                                            5,141
Banking and Finance                       4.6%
Boeing Capital Corporation                        6.500% 02/15/12  1,000    1,128
Ford Motor Credit Company                         7.250% 10/25/11  1,700    1,748
Fuji JGB Inv LLC                                  9.870% 06/30/08    790      832/A,C/
General Motors Acceptance Corporation             7.000% 02/01/12  2,000    2,012
Household Finance Corporation                     8.000% 07/15/10    610      757
Household Finance Corporation                     7.000% 05/15/12  1,060    1,255
                                                                         --------
                                                                            7,732
Banks                                     2.5%
Bank of America Corporation                       7.400% 01/15/11  1,250    1,536/B/
Bank One Corporation                              5.250% 01/30/13  1,300    1,402
US Bank NA                                        6.375% 08/01/11    750      876
Washington Mutual Bank FA                         5.500% 01/15/13    440      480
                                                                         --------
                                                                            4,294

Western Asset Premier Bond Fund

June 30, 2003 (Unaudited)
(Amounts in Thousands)


                                                % OF            MATURITY
                                             NET ASSETS  RATE     DATE    PAR      VALUE
                                             ----------------------------------------------
Corporate Bonds and Notes (CONTINUED)

Building Materials                              0.5%
Nortek Holdings, Inc.                                    9.875% 06/15/11 $  750 $    789
                                                                                --------

Cable                                           1.1%
Comcast Cable Communications, Inc.                       6.750% 01/30/11    500      574
Comcast Corporation                                      7.050% 03/15/33  1,000    1,111
LodgeNet Entertainment Corporation                       9.500% 06/15/13    221      226
                                                                                --------
                                                                                   1,911
Chemicals                                       2.7%
Equistar Chemicals LP/Equistar Funding Corp.            10.625% 05/01/11    153      157/A/
Ethyl Corporation                                        8.875% 05/01/10    160      163/A/
FMC Corporation                                         10.250% 11/01/09    203      228
Huntsman International LLC                               9.875% 03/01/09    500      520
IMC Global Inc.                                         11.250% 06/01/11    300      312
Lyondell Chemical Company                                9.625% 05/01/07    248      243
Millenium America Inc.                                   9.250% 06/15/08    250      269
The Dow Chemical Company                                 5.250% 05/14/04    500      513
The Dow Chemical Company                                 6.125% 02/01/11  2,000    2,197
                                                                                --------
                                                                                   4,602
Computers Services and Systems                  0.5%
Electronic Data Systems Corporation                      7.450% 10/15/29    500      510
International Business Machines Corporation              4.750% 11/29/12    240      252
                                                                                --------
                                                                                     762
Construction Machinery                          0.2%
H&E Equipment Services LLC                              11.125% 06/15/12    500      440
                                                                                --------

Containers and Packaging                        0.2%
Riverwood International Corporation                     10.875% 04/01/08    250      256
                                                                                --------

Diversified Financial Services                  3.2%
CIT Group Inc.                                           7.750% 04/02/12  2,000    2,385
Citigroup Inc.                                           6.625% 06/15/32  1,000    1,155
General Electric Capital Corporation                     4.250% 01/15/08    740      784
General Electric Capital Corporation                     6.000% 06/15/12    700      790/B/
General Electric Capital Corporation                     5.450% 01/15/13    250      271
                                                                                --------
                                                                                   5,385
Diversified Services                            1.4%
Loews Corporation                                        3.125% 09/15/07  2,500    2,344/D/
                                                                                --------

Drug & Grocery Store Chains                     0.3%
Safeway Inc.                                             5.800% 08/15/12    500      536
                                                                                --------

Western Asset Premier Bond Fund

June 30, 2003 (Unaudited)
(Amounts in Thousands)


                                           % OF            MATURITY
                                        NET ASSETS  RATE     DATE    PAR      VALUE
                                        ----------------------------------------------
Corporate Bonds and Notes (CONTINUED)

Electric                                   3.4%
Exelon Generation Company LLC                       6.950% 06/15/11 $2,000 $  2,320
Niagra Mohawk Power Corporation                     7.750% 10/01/08  1,500    1,797
Oncor Electric Delivery Company                     7.000% 09/01/22    250      279
Orion Power Holdings, Inc.                         12.000% 05/01/10    500      580
The AES Corporation                                 8.500% 11/01/07    210      199
The AES Corporation                                 9.500% 06/01/09     97       98
The AES Corporation                                 9.000% 05/15/15    500      523/A/
                                                                           --------
                                                                              5,796
Energy                                     5.0%
American Electric Power Company, Inc.               6.125% 05/15/06    750      822
Calpine Corporation                                 8.500% 02/15/11    892      669
Dominion Resources, Inc.                            5.700% 09/17/12  1,520    1,668
Duke Energy Corporation                             6.250% 01/15/12    250      280
FirstEnergy Corp.                                   5.500% 11/15/06    750      804
FirstEnergy Corp.                                   6.450% 11/15/11  1,110    1,218
FirstEnergy Corp.                                   7.375% 11/15/31  1,390    1,557
MidAmerican Energy Holdings Company                 5.875% 10/01/12    250      274
Progress Energy, Inc.                               7.100% 03/01/11    250      291
Reliant Resources, Inc.                             9.250% 07/15/10    375      377/A/
TXU Corp.                                           6.375% 06/15/06    500      532
                                                                           --------
                                                                              8,492
Entertainment                              0.5%
Regal Cinemas, Inc.                                 9.375% 02/01/12    500      551
Six Flags, Inc.                                     9.750% 06/15/07    250      247
                                                                           --------
                                                                                798
Environmental Services                     4.1%
Allied Waste North America Incorporated             8.500% 12/01/08    212      228
Allied Waste North America Incorporated            10.000% 08/01/09    788      837
Republic Services, Inc.                             6.750% 08/15/11  2,000    2,318
Waste Management, Inc.                              7.375% 08/01/10  1,000    1,200
Waste Management, Inc.                              7.375% 05/15/29  2,000    2,362
Waste Management, Inc.                              7.750% 05/15/32     40       50
                                                                           --------
                                                                              6,995
Food, Beverage and Tobacco                 3.8%
Altria Group, Inc.                                  7.750% 01/15/27  1,000    1,072/B/
DIMON Incorporated                                  9.625% 10/15/11    500      550
Merisant Co.                                        9.500% 07/15/13    200      207/A/
Nabisco Incorporated                                7.550% 06/15/15  1,500    1,905/B/
R.J. Reynolds Tobacco Holdings, Inc.                7.750% 05/15/06  2,000    2,057
Sara Lee Corporation                                6.250% 09/15/11    500      579/B/
                                                                           --------
                                                                              6,370

Western Asset Premier Bond Fund

June 30, 2003 (Unaudited)
(Amounts in Thousands)


                                              % OF            MATURITY
                                           NET ASSETS  RATE     DATE    PAR      VALUE
                                           ----------------------------------------------
Corporate Bonds and Notes (CONTINUED)

Gaming                                        1.5%
Ameristar Casinos, Inc.                               10.750% 02/15/09 $  500 $    567
Isle of Capri Casinos, Inc.                            9.000% 03/15/12    500      545
Mandalay Resort Group                                  7.000% 11/15/36    500      515
Park Place Entertainment Corporation                   7.875% 12/15/05    250      267
Wynn Las Vegas, LLC                                   12.000% 11/01/10    500      552
                                                                              --------
                                                                                 2,446
Gas and Pipeline Utilities                    5.9%
Duke Energy Field Services Corporation LLC             7.875% 08/16/10    750      903
Dynegy Holdings Inc.                                   8.125% 03/15/05    750      729
Dynegy Holdings Inc.                                   8.750% 02/15/12  1,850    1,721
Kinder Morgan, Inc.                                    6.650% 03/01/05  1,000    1,073
Kinder Morgan Energy Partners, L.P.                    7.125% 03/15/12    500      598
Texas Eastern Transmission                             5.250% 07/15/07    750      806
The Williams Companies, Inc.                           8.625% 06/01/10    402      420
The Williams Companies, Inc.                           7.500% 01/15/31    500      473
The Williams Companies, Inc.                           7.750% 06/15/31  1,500    1,447
The Williams Companies, Inc.                           8.750% 03/15/32  1,700    1,768
                                                                              --------
                                                                                 9,938
Healthcare                                    0.6%
Fresenius Medical Care Capital Trust II                7.880% 02/01/08    500      526
Tenet Healthcare Corporation                           5.000% 07/01/07    500      468
                                                                              --------
                                                                                   994
Home Building                                 1.0%
Atrium Companies, Inc.                                10.500% 05/01/09    500      535
Schuler Homes, Inc.                                    9.375% 07/15/09    500      565
The Ryland Group, Inc.                                 9.750% 09/01/10    500      575
                                                                              --------
                                                                                 1,675
Insurance                                     0.3%
Willis Corroon Corporation                             9.000% 02/01/09    500      530
                                                                              --------

Investment Banking/Brokerage                  5.4%
Credit Suisse First Boston, USA                        6.500% 01/15/12  2,250    2,582
J.P. Morgan Chase & Co.                                6.625% 03/15/12  1,750    2,019/B/
Lehman Brothers Holdings Inc.                          6.625% 01/18/12  1,200    1,407
Morgan Stanley Dean Witter & Co.                       6.600% 04/01/12  1,500    1,733
The Goldman Sachs Group, Inc.                          6.600% 01/15/12  1,200    1,394/B/
                                                                              --------
                                                                                 9,135
Lodging/Hotels                                0.5%
Extended Stay America, Inc.                            9.875% 06/15/11    500      537
Felcor Lodging LP                                     10.000% 09/15/08    108      112
Meristar Hospitality Corporation                      10.500% 06/15/09    250      256
                                                                              --------
                                                                                   905

Western Asset Premier Bond Fund

June 30, 2003 (Unaudited)
(Amounts in Thousands)


                                         % OF            MATURITY
                                      NET ASSETS  RATE     DATE    PAR      VALUE
                                      ----------------------------------------------
Corporate Bonds and Notes (CONTINUED)

Machinery                                1.4%
AGCO Corporation                                  9.500% 05/01/08 $  281 $    303
Joy Global Inc.                                   8.750% 03/15/12    580      635
NMHG Holdings Co.                                10.000% 05/15/09    295      325
Terex Corporation                                10.375% 04/01/11  1,000    1,105
                                                                         --------
                                                                            2,368
Manufacturing (Diversified)              0.3%
Interface, Inc.                                  10.375% 02/01/10    250      240
Jacuzzi Brands, Inc.                              9.625% 07/01/10    265      267/A/
                                                                         --------
                                                                              507
Materials and Basic Industry             0.1%
Hexcel Corporation                                9.875% 10/01/08    169      186/A/
                                                                         --------

Media                                    3.7%
AOL Time Warner Inc.                              6.150% 05/01/07    250      281
AOL Time Warner Inc.                              6.875% 05/01/12  1,000    1,142
AOL Time Warner Inc.                              7.700% 05/01/32    350      409
Liberty Media Corporation                         3.750% 02/15/30  3,020    1,872/D/
News America Holdings Incorporated                6.625% 01/09/08    300      342
News America Holdings Incorporated                8.875% 04/26/23    400      511
Paxson Communications Corporation                10.750% 07/15/08    500      538
Viacom Inc.                                       5.625% 08/15/12  1,000    1,111
                                                                         --------
                                                                            6,206
Medical Care Facilities                  1.1%
AmeriPath, Inc.                                  10.500% 04/01/13    500      536/A/
Extendicare Health Services, Inc.                 9.350% 12/15/07    500      476
Extendicare Health Services, Inc.                 9.500% 07/01/10    500      525
Vanguard Health Systems, Inc.                     9.750% 08/01/11    387      385
                                                                         --------
                                                                            1,922
Medical Products                         0.3%
ALARIS Medical Systems, Inc.                      7.250% 07/01/11    207      210
ALARIS Medical Systems, Inc.                      0.000% 08/01/08    250      264/C/
                                                                         --------
                                                                              474

Metals and Mining                        0.5%
Alcoa Inc.                                        5.375% 01/15/13    750      814
                                                                         --------

Oil and Gas                              4.6%
Anadarko Finance Company                          6.750% 05/01/11    750      879
Anadarko Finance Company                          7.500% 05/01/31  1,000    1,256/B/
ConocoPhillips                                    4.750% 10/15/12  1,000    1,057
Devon Energy Corporation                          7.950% 04/15/32  1,000    1,287
El Paso CPG Co.                                   6.375% 02/01/09    333      291
El Paso CPG Co.                                   7.750% 06/15/10  1,496    1,395
El Paso Corporation                               7.625% 07/15/11    500      455

Western Asset Premier Bond Fund

June 30, 2003 (Unaudited)
(Amounts in Thousands)


                                         % OF            MATURITY
                                      NET ASSETS  RATE     DATE    PAR      VALUE
                                      ----------------------------------------------
Corporate Bonds and Notes (CONTINUED)

Oil and Gas (continued)
Occidental Petroleum Corporation                  6.750% 01/15/12 $  500 $    595
Vintage Petroleum, Inc.                           7.875% 05/15/11    500      536
                                                                         --------
                                                                            7,751
Paper and Forest Products                3.0%
Georgia-Pacific Corp.                             8.125% 05/15/11    363      373
Georgia-Pacific Corp.                             9.500% 12/01/11    250      275
Georgia-Pacific Corp.                             8.875% 05/15/31    212      208
MeadWestvaco Corporation                          6.850% 04/01/12    500      577
Potlatch Corporation                             10.000% 07/15/11    725      805
Weyerhaeuser Company                              6.750% 03/15/12  1,500    1,703
Weyerhaeuser Company                              7.375% 03/15/32  1,000    1,149
                                                                         --------
                                                                            5,090
Publishing                               0.1%
Dex Media East LLC                               12.125% 11/15/12    187      221
                                                                         --------

Real Estate                              0.3%
Ventas Realty, Limited Partnership                8.750% 05/01/09    340      367
Ventas Realty, Limited Partnership                9.000% 05/01/12    160      174
                                                                         --------
                                                                              541
Retail                                   1.0%
Hollywood Entertainment Corporation               9.625% 03/15/11    750      820
J.C. Penney Company, Inc                          7.400% 04/01/37    330      344
Saks Incorporated                                 9.875% 10/01/11    500      563
                                                                         --------
                                                                            1,727
Retail (Food Chains)                     0.1%
Domino's Inc.                                     8.250% 07/01/11    201      208/A/
                                                                         --------

Special Purpose                          0.5%
Air 2 U.S. Series A                               8.027% 10/01/19    416      279/A/
UCAR Finance Inc.                                10.250% 02/15/12    500      490
                                                                         --------
                                                                              769
Steel (Producers)                        0.2%
AK Steel Corporation                              7.750% 06/15/12    500      415
                                                                         --------

Storage Facilities                       0.1%
Mobile Mini, Inc.                                 9.500% 07/01/13    239      247/A/
                                                                         --------

Telecommunications                       6.8%
AT&T Corp.                                        7.800% 11/15/11  2,000    2,286
BellSouth Corporation                             6.000% 10/15/11  2,000    2,286/B/
Citizens Communications Company                   8.500% 05/15/06    250      290
EchoStar DBS Corporation                          9.375% 02/01/09    423      451
EchoStar DBS Corporation                          9.125% 01/15/09    170      190

Western Asset Premier Bond Fund

June 30, 2003 (Unaudited)
(Amounts in Thousands)


                                                         % OF            MATURITY
                                                      NET ASSETS  RATE     DATE    PAR       VALUE
                                                      ------------------------------------------------
Corporate Bonds and Notes (CONTINUED)

Telecommunications (continued)
Insight Midwest, L.P.                                            10.500% 11/01/10 $  663 $    728
PanAmSat Corporation                                              8.500% 02/01/12    380      411
Qwest Capital Funding, Inc.                                       7.750% 02/15/31  1,000      780
SBC Communication Inc.                                            6.250% 03/15/11  1,000    1,147/B/
Sprint Capital Corporation                                        6.000% 01/15/07  1,500    1,612
Sprint Capital Corporation                                        8.375% 03/15/12  1,000    1,197
WorldCom, Inc.-WorldCom Group                                     7.875% 05/15/03    616      185/E/
                                                                                         --------
                                                                                           11,563
Telecommunications (Cellular/Wireless)                    1.6%
AT&T Wireless Services, Inc.                                      7.500% 05/01/07    500      576
AT&T Wireless Services, Inc.                                      8.125% 05/01/12    500      602
Cingular Wireless LLC                                             6.500% 12/15/11    250      288
Nextel Communications, Inc.                                      10.625% 09/15/07    250      258/C/
Nextel Communications, Inc.                                       9.375% 11/15/09     51       55
Nextel Communications, Inc.                                       5.250% 01/15/10    200      188/D/
Triton PCS, Inc.                                                  8.750% 11/15/11    500      499
Verizon Wireless Capital LLC                                      5.375% 12/15/06    250      275
                                                                                         --------
                                                                                            2,741
Transportation                                            6.8%
Avis Group Holdings, Inc                                         11.000% 05/01/09    500      560
Continental Airlines, Inc.                                        8.048% 11/01/20    862      855
Delta Airlines, Inc.                                              6.718% 01/02/23  3,537    3,833
Kansas City Southern Railway                                      9.500% 10/01/08    275      305
Union Pacific Corporation                                         6.125% 01/15/12  2,000    2,258/B/
United Air Lines, Inc.                                            7.783% 01/01/14    643      513
US Airways, Inc.                                                  6.760% 04/15/08  1,652    1,403
US Airways, Inc.                                                  8.360% 01/20/19  1,818    1,748
                                                                                         --------
                                                                                           11,475
Total Corporate Bonds and Notes
 (Identified Cost--$139,068)                                                              151,365
------------------------------------------------------------------------------------------------------
Asset-backed Securities                                  10.6%
Fixed Rate Securities                                    10.1%
ACE 2002-M Trust                                                  0.000% 10/13/17    312        6/A,F/
ARG Funding Corp. 1999-IA                                         6.020% 05/20/05  1,000    1,018/A/
Banagricola DPR Funding                                           2.230% 03/15/10  2,500    2,475/A,I/
Captiva CBO 1997-1 Ltd.                                           6.860% 11/30/09    943      943/A/
Conseco Finance Securitizations Corp. 2000-4                      7.730% 04/01/31  2,000    2,092
Conseco Finance Securitizations Corp. 2002-1                      6.681% 12/01/32  2,343    2,413
Conseco Recreational Enthusiast Consumer Trust 2000-A             8.480% 11/15/20  1,500    1,601
Contimortgage Home Equity Loan Trust 1997-4                       7.330% 10/15/28    875      438
Green Tree Financial Corporation 1992-2                           9.150% 01/15/18  1,420    1,220
Green Tree Financial Corporation 1999-4                           6.970% 05/01/31  1,500    1,491
Pegasus Aviation Lease Securitization 2000-1                      8.370% 03/25/30  1,300      581/A/

Western Asset Premier Bond Fund

June 30, 2003 (Unaudited)
(Amounts in Thousands)


                                                       % OF            MATURITY
                                                    NET ASSETS  RATE     DATE    PAR       VALUE
                                                    ------------------------------------------------
Asset-backed Securities (CONTINUED)

Fixed Rate Securities (continued)
Saxson Asset Securities Trust 2000-2                            8.370% 07/25/30 $2,000 $  2,104
Vanderbilt Mortgage Finance 1997-B                              8.155% 10/07/26    750      748
                                                                                       --------
                                                                                         17,130
Floating Rate Securities/I/                             0.1%
Korea Asset Funding Ltd. 2000-1A                                3.350% 02/10/09     99       99/A/
                                                                                       --------

Stripped Securities                                     0.4%
Bayview Financial Acquisition Trust 2002-FA                    13.500% 06/25/05  6,000      752/A,G/
                                                                                       --------

Total Asset-backed Securities
 (Identified Cost--$18,392)                                                              17,981
----------------------------------------------------------------------------------------------------
Mortgage-backed Securities                              4.1%
Fixed Rate Securities                                   4.0%
Asset Securization Corporation 1996-D2                          6.920% 02/14/29    583      631
Commercial Mortgage Acceptance Corporation 1997-ML1             6.570% 12/15/30  1,250    1,404
Commercial Mortgage Acceptance Corporation 1997-ML1             6.735% 12/15/30  1,748    1,933
Enterprise Mortgage Acceptance Company 1998-1                   6.110% 01/15/25    238      236/A/
Enterprise Mortgage Acceptance Company 1999-1                   6.420% 10/15/25    455      209/A/
GMAC Commercial Mortgage Security Inc. 1998-C1                  6.700% 03/15/08    631      718
GMAC Commercial Mortgage Security Inc. 1998-C1                  6.974% 05/15/30  1,000    1,117
Nomura Asset Securities Corporation 1996-MD5                    7.120% 04/13/39    520      583
                                                                                       --------
                                                                                          6,831
Stripped Securities                                     0.1%
LB-UBS Commercial Mortgage Trust 2001-C3                        0.990% 06/15/36  3,248      185/A,G/
                                                                                       --------

Total Mortgage-backed Securities
 (Identified Cost--$6,727)                                                                7,016
----------------------------------------------------------------------------------------------------
Yankee Bonds/H/                                        35.0%
Building Products                                       0.2%
Ainsworth Lumber Co. Ltd.                                      13.875% 07/15/07    250      284
                                                                                       --------

Cable                                                   0.2%
Rogers Communications, Inc.                                     8.875% 07/15/07    300      309
                                                                                       --------

Chemicals                                               0.3%
Avecia Group plc                                               11.000% 07/01/09    250      226
Rhodia SA                                                       8.875% 06/01/11    284      294/A/
                                                                                       --------
                                                                                            520
Electric                                                1.2%
Hydro-Quebec                                                    6.300% 05/11/11  1,700    2,000/B/
                                                                                       --------

Western Asset Premier Bond Fund

June 30, 2003 (Unaudited)
(Amounts in Thousands)


                                         % OF            MATURITY
                                      NET ASSETS  RATE     DATE    PAR       VALUE
                                      ------------------------------------------------
Yankee Bonds (CONTINUED)

Electronics                               0.3%
Flextronics International Ltd.                    9.875% 07/01/10 $  500 $    547
                                                                         --------

Energy                                    2.9%
Korea Electric Power Corporation                  7.750% 04/01/13  2,000    2,481/B/
Petroliam Nasional Berhad                         7.750% 08/15/15  2,000    2,489/A,B/
                                                                         --------
                                                                            4,970
Entertainment                             0.1%
Alliance Atlantis Communications Inc.            13.000% 12/15/09    107      122
                                                                         --------

Foreign Government                       19.2%
Dominican Republic                                9.500% 09/27/06    370      351/A/
Federative Republic of Brazil                    14.500% 10/15/09  1,290    1,493
Federative Republic of Brazil                    12.000% 04/15/10    170      177
Federative Republic of Brazil                     2.188% 04/15/12    600      450/C/
Federative Republic of Brazil                     8.000% 04/15/14  2,882    2,514
Federative Republic of Brazil                    11.000% 08/17/40  1,140    1,040
Morocco A Loan                                    2.188% 01/02/09    343      328/I/
Republic of Bulgaria                              8.250% 01/15/15  2,623    3,095/A/
Republic of Colombia                             10.500% 07/09/10  1,050    1,208
Republic of Colombia                             11.750% 02/25/20  1,940    2,415
Republic of Ecuador                              12.000% 11/15/12    265      217/A/
Republic of Ecuador                               6.000% 08/15/30    360      220/A,C/
Republic of Panama                                9.625% 02/08/11  1,420    1,647
Republic of Panama                                5.000% 07/17/14  1,797    1,617/C/
Republic of Peru                                  5.000% 03/07/17  4,003    3,303/C/
Republic of Philippines                           9.875% 01/15/19  1,770    1,954
Republic of Philippines                          10.625% 03/16/25    950    1,106
Republic of Turkey                               11.750% 06/15/10    190      198
Republic of Turkey                               12.375% 06/15/09    200      216
Russian Federation                                8.250% 03/31/10    330      381
Russian Federation                                5.000% 03/31/30  3,720    3,604/C/
Russian Ministry of Finance                       3.000% 05/14/06     10       10
United Mexican States                            11.500% 05/15/26  3,285    4,898
                                                                         --------
                                                                           32,442
Insurance                                 0.8%
Residential Reinsurance LTD                       6.180% 06/01/05    300      300/A,I/
XL Capital Finance (Europe) plc                   6.500% 01/15/12  1,000    1,144
                                                                         --------
                                                                            1,444
Manufacturing (Diversified)               2.2%
Tyco International Group SA                       6.375% 10/15/11  1,000    1,055
Tyco International Group SA                       6.875% 01/15/29  2,615    2,641
                                                                         --------
                                                                            3,696

Western Asset Premier Bond Fund

June 30, 2003 (Unaudited)
(Amounts in Thousands)


                                          % OF            MATURITY    PAR/
                                       NET ASSETS  RATE     DATE     SHARES      VALUE
                                       --------------------------------------------------
Yankee Bonds (CONTINUED)

Media                                      0.2%
Vivendi Universal SA                               9.250% 04/15/10 $  303     $    345/A/
                                                                              --------

Oil and Gas                                1.4%
Anderson Exploration Ltd.                          6.750% 03/15/11  2,000        2,316
                                                                              --------

Pharmaceuticals                            0.3%
Biovail Corporation                                7.875% 04/01/10    500          530
                                                                              --------

Services                                   0.3%
Compagnie Generale de Geophysique SA              10.625% 11/15/07    500          512
                                                                              --------

Special Purpose                            4.4%
Arcel Finance Limited                              5.984% 02/01/09  1,200        1,300/A/
Burlington Resources Finance                       7.400% 12/01/31    900        1,126
MDP Acquisitions PLC                               9.625% 10/01/12    500          552
PDVSA Finance Ltd.                                 8.500% 11/16/12  2,840        2,599
PDVSA Finance Ltd.                                 7.400% 08/15/16    200          163
Petrozuata Finance, Inc.                           8.220% 04/01/17  2,000        1,750/A/
                                                                              --------
                                                                                 7,490
Steel (Producers)                          0.1%
IPSCO, Inc.                                        8.750% 06/01/13    201          205/A/
                                                                              --------

Telecommunications (Cellular/Wireless)     0.2%
Vodaphone Group PLC                                7.750% 02/15/10    250          308
                                                                              --------

Transportation                             0.7%
Canadian Pacific Railway                           6.250% 10/15/11  1,000        1,140/B/
                                                                              --------

Total Yankee Bonds
 (Identified Cost--$52,433)                                                     59,180
-----------------------------------------------------------------------------------------
Preferred Stocks                           0.3%
CSC Holdings Inc.                                                       4 shs      445
                                                                              --------

Total Preferred Stocks
 (Identified Cost--$420)                                                           445
-----------------------------------------------------------------------------------------
Warrants                                  N.M.
American Tower                                                      0.251 wts       26
                                                                              --------

Total Warrants
 (Identified Cost--$16)                                                             26
-----------------------------------------------------------------------------------------
Total Long-Term Securities
 (Identified Cost--$217,056)                                                   236,013
-----------------------------------------------------------------------------------------

Western Asset Premier Bond Fund

June 30, 2003 (Unaudited)
(Amounts in Thousands)


                                                % OF
                                             NET ASSETS      PAR     VALUE
                                             -------------------------------
Short-Term Securities                           N.M.
Options Purchased/J/
U.S. Treasury Note Futures Put, August 2003,
 Strike Price $108.00
 (Identified Cost--$48)                                     300/K/ $     28
                                                                   --------
Total Short-Term Securities                                              28
----------------------------------------------------------------------------
Total Investments
 (Identified Cost--$217,104)                   139.4%               236,041
Other Assets Less Liabilities                    3.1%                 5,271
Liquidation value of preferred shares          (42.5)%              (72,000)
                                                                   --------
                                                                   --------
Net Assets Applicable to Common Shareholders   100.0%              $169,312
                                                                   ========
                                                                   ========

                                                                     ACTUAL    APPRECIATION
                                                       EXPIRATION   CONTRACTS (DEPRECIATION)
                                                     ---------------------------------------
Futures Contracts Written/J/
U.S. Treasury Note Futures                           September 2003    630        $  694
U.S. Treasury Note Futures                           September 2003    316           697
U.S. Treasury Note Futures                           September 2003    100           431
                                                                                  ------
                                                                                  $1,822
                                                                                  ------

Options Written/J/
U.S. Treasury Note Futures Put, Strike Price $112.00    August 2003    600        $  180
U.S. Treasury Note Futures Put, Strike Price $113.00    August 2003    300            74
U.S. Treasury Note Futures Put, Strike Price $113.00    August 2003    300            52
U.S. Treasury Note Futures Put, Strike Price $114.00    August 2003    330            34
U.S. Treasury Note Futures Put, Strike Price $115.00    August 2003    300            64
U.S. Treasury Note Futures Put, Strike Price $116.00    August 2003    300           (48)
                                                                                  ------
                                                                                  $  356
                                                                                  ------

--------------------------------------------------------------------------------------------

/A/Rule 144a Security - A security purchased pursuant to Rule 144a under the
   Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 13.4% of net assets applicable to common shareholders.
/B/Collateral to cover futures and option contracts.
/C/Stepped-coupon security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends.
/D/Convertible Bond - Bond may be converted into the issuer's common stock. /E/Bond is in default as of June 30, 2003.
/F/Zero-coupon Bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
/G/Stripped Security - Security with interest-only payment streams. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of the interest due.
/H/Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
/I/Floating Rate Security - The rate of interest on this type of security is tied to the London Interbank Offer Rate (LIBOR). The coupon rate is as of June 30, 2003.
/J/Options and futures are described in more detail in the Notes to Financial
   Statements.
/K/Represents actual number of contracts.
N.M.--Not meaningful

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
Western Asset Premier Bond Fund

June 30, 2003
(Amounts in Thousands) (Unaudited)



Assets
Investments, at value (cost $217,056)                                             $236,013
Options purchased (cost $48)                                                            28
Cash                                                                                 3,434
Interest and dividends receivable                                                    4,267
                                                                                  --------
  Total assets                                                                     243,742
                                                                                  --------

Liabilities
Options written (proceeds $1,366)                                                    1,010
Payable for securities purchased                                                       844
Variation margin payable for futures contracts                                         355
Investment management and administrative fees payable                                  106
Accrued expenses and other liabilities                                                 115
                                                                                  --------
  Total liabilities                                                                  2,430
                                                                                  --------

Preferred shares
$25 liquidation value per share                                                     72,000
                                                                                  --------
Net Assets Applicable to Common Shareholders                                      $169,312
                                                                                  ========

Composition of Net Assets Applicable to Common Shareholders
Common shares, no par value, unlimited number of shares authorized, 11,230 shares
 issued and outstanding (Note 6)                                                   159,061
Undistributed net investment income                                                  1,098
Accumulated net realized gain/(loss) on investments, options and futures           (11,962)
Net unrealized appreciation/(depreciation) on investments, options and futures      21,115
                                                                                  --------
Net Assets Applicable to Common Shareholders                                      $169,312
                                                                                  ========
Net asset value per common share:
 ($169,312 / 11,230 common shares issued and outstanding)                         $  15.08
                                                                                  ========



                       See Notes to Financial Statements

STATEMENT OF OPERATIONS
Western Asset Premier Bond Fund

For the Six Months Ended June 30, 2003
(Amounts in Thousands) (Unaudited)


Investment Income:
  Interest                                                                             $ 8,469
  Dividends                                                                                 28
                                                                                       -------
    Total income                                                                         8,497
                                                                                       -------

Expenses:
  Advisory and administration fees                                                         630
  Audit and legal fees                                                                     105
  Preferred shares fees and expenses                                                       104
  Trustees' fees                                                                            83
  Custodian fees                                                                            34
  Reports to shareholders                                                                   31
  Registration fees                                                                         13
  Transfer agent and shareholder servicing fee                                              13
  Other expenses                                                                            16
                                                                                       -------
    Total operating expenses                                                             1,029
                                                                                       -------
Net Investment Income                                                                    7,468
                                                                                       -------

Net Realized and Unrealized Gain/(Loss) on Investments, Options and Futures:
  Realized gain/(loss) on:
    Investments                                                                         (2,248)
    Options                                                                              2,487
    Futures                                                                             (8,228)
                                                                                       -------
                                                                                        (7,989)
  Unrealized appreciation/(depreciation) on investments, options and futures            23,972
                                                                                       -------
Net realized and unrealized gain/(loss) on investments, options and futures             15,983
                                                                                       -------
Change in net assets resulting from operations                                          23,451
                                                                                       -------
Dividends to Preferred Shareholders from Net Investment Income                            (508)
                                                                                       -------
Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations $22,943
                                                                                       =======

-----------------------------------------------------------------------------------------------

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS Western Asset Premier Bond Fund

(Amounts in Thousands)


                                                                                  FOR THE
                                                                              SIX MONTHS ENDED   FOR THE PERIOD
                                                                               JUNE 30, 2003         ENDED
                                                                                (Unaudited)    DECEMBER 31, 2002*
-----------------------------------------------------------------------------------------------------------------

Change in Net Assets Applicable to Common Shareholders:
  Net investment income                                                           $  7,468          $ 11,013
  Net realized gain/(loss) on investments, options and futures                      (7,989)           (3,960)
  Unrealized appreciation/(depreciation) on investments, options and futures        23,972            (2,857)
                                                                                  --------          --------
  Change in net assets resulting from operations                                    23,451             4,196
                                                                                  --------          --------
  Dividends to Preferred Shareholders from net investment income                      (508)             (323)
                                                                                  --------          --------
Change in Net Assets Applicable to Common Shareholders Resulting from
 Operations                                                                         22,943             3,873
                                                                                  --------          --------

Distributions to Common Shareholders:
  From net investment income                                                        (5,934)          (10,631)
                                                                                  --------          --------

Capital Transactions:
  Proceeds from initial common shares offering                                          --           156,143
  Offering costs from common shares issuance                                            --              (270)
  Offering costs from preferred shares issuance                                       (165)           (1,228)
  Reinvestment of dividends resulting in the issuance of common shares               1,854             2,627
                                                                                  --------          --------
                                                                                     1,689           157,272
                                                                                  --------          --------
  Net change in net assets applicable to common shareholders                        18,698           150,514
                                                                                  --------          --------

Net Assets:
  Beginning of period                                                              150,614               100
                                                                                  --------          --------
  End of period                                                                   $169,312          $150,614
                                                                                  ========          ========

  Undistributed net investment income                                             $  1,098          $     72
                                                                                  --------          --------

-----------------------------------------------------------------------------------------------------------------

*March 28, 2002 (commencement of operations)

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS
Western Asset Premier Bond Fund

Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, rations to average net assets and other supplemental data. This information has been derived from information in the financial statements.


                                                                                   FOR THE
                                                                               SIX MONTHS ENDED        FOR THE
                                                                                JUNE 30, 2003        PERIOD ENDED
                                                                                 (Unaudited)      DECEMBER 31, 2002*
---------------------------------------------------------------------------------------------------------------------

Investment Operations:
Net asset value per common share, beginning of period                              $  13.57            $  14.32/(1)/
                                                                                   --------            --------
  Net investment income/(2)/                                                           0.67                1.02
  Net realized and unrealized gain/(loss) on investments, options and futures          1.43               (0.63)
  Dividends to Preferred Shareholders                                                 (0.05)              (0.03)
                                                                                   --------            --------
  Total from investment operations applicable to Common Shareholders                   2.05                0.36
                                                                                   --------            --------
Dividends to Common Shareholders
  From net investment income                                                          (0.53)              (0.97)
                                                                                   --------            --------
Offering costs charged to paid in capital                                             (0.01)              (0.14)
                                                                                   --------            --------
Net asset value per common share, end of period/(3)/                               $  15.08            $  13.57
                                                                                   ========            ========
Market value, end of period/(3)/                                                   $  15.64            $  14.45
                                                                                   ========            ========

Total investment return based on:/(4)/
  Market Value                                                                        13.80%               1.98%
  Net Asset Value                                                                     15.22%               1.87%

Ratio to Average Net Assets Applicable to Common Shareholders/
 Supplementary Data:
Net assets applicable to common shareholders, end of period (in thousands)         $169,312            $150,614
Expenses                                                                               1.30%/(6)/          1.55%/(6)/
Expenses, excluding interest expense                                                   1.30%/(6)/          1.07%/(6)/
Net investment income/(5)/                                                             8.81%/(6)/          9.37%/(6)/

Portfolio turnover rate                                                                  16%                111%

Asset Coverage on preferred shares per $1,000, at period end                       $  3,385            $  3,141

---------------------------------------------------------------------------------------------------------------------

(1)Net sales load of $0.68 on initial shares issued.
(2)Based on average shares outstanding.
(3)Net asset value and market value are published in The Wall Street Journal each Monday.
(4)Total investment return is calculated assuming a purchase of common shares on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return is not annualized for periods of less than one year. Brokerage commissions are not reflected.
(5)Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders. Ratios of net investment income before preferred share dividends to average net assets of common shareholders are 9.45% and 9.66%, respectively.
(6)Annualized.
 *March 28, 2002 (commencement of operations)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
Western Asset Premier Bond Fund
(Amounts in Thousands) (Unaudited)

1. Significant Accounting Policies:
Western Asset Premier Bond Fund (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Fund commenced investment operations on March 28, 2002.

The Fund's investment objective is to provide current income and capital appreciation by investing primarily in a diversified portfolio of investment grade bonds. The Fund currently seeks to achieve its investment objective by investing substantially all of its assets in bonds, including corporate bonds, U.S. government and agency securities and mortgage-related securities. The ability of the issuers of the securities held by the Fund to meet their obligations might be affected by economic developments in a specific state, industry or region.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation
Securities owned by the Fund for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued by the Board of Trustees or the Fund's Valuation Committee pursuant to procedures adopted by the Board. In determining fair value, the Board of Trustees or the Fund's Valuation Committee consider all relevant qualitative and quantitative information available. The factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund's adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Security Transactions
Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

Purchases and sales of investment securities (excluding short-term investments, U.S. government securities and U.S. government agencies) aggregated $35,688 and $36,997, respectively for the six months ended June 30, 2003. There were no purchases and sales of U.S. government and government agency obligations for the six months ended June 30, 2003.

Foreign Currency Translations
Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the current rates of exchange. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements
The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the collateral is at all times equal to the total amount of the repurchase obligation, including interest. In the event of a counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be a potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk

Western Asset Premier Bond Fund
(Amounts in Thousands) (Unaudited)

of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund's investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Reverse Repurchase Agreements
The Fund may engage in reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, a fund sells an underlying debt obligation subject to an obligation to repurchase the security from the buyer at an agreed-upon price and time, thereby determining the yield during the buyer's holding period. A reverse repurchase agreement involves the risk that the market value of the securities the Fund has sold and is obligated to repurchase exceed the cash collateral retained by the Fund. In the event the buyer of the securities under a repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. At the time the Fund enters into a reverse repurchase agreement, it will segregate, on it books, liquid assets having a value at least equal to the repurchase price. The Fund had no reverse repurchase agreements outstanding at June 30, 2003.

Options, Futures and Swap Agreements
The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As a contract's value fluctuates, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are priced daily based upon quotations from brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

Investment Income and Distributions to Common Shareholders
Dividend income and distributions are recorded on the ex-dividend date. Dividends from net investment income are declared and paid monthly to common shareholders. Net capital gain distributions are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under federal income tax regulations. Interest income and expenses are recorded on the accrual basis. Bond discounts and premiums are amortized and included in interest income for financial reporting purposes and federal income tax purposes.

Short Sales
The Fund may sell a security it does not own in anticipation of a decline in the market price of that security. The Fund must then borrow the security sold short and deliver it to the dealer that brokered the short sale. A gain, limited to the price at which the security was sold short, or a loss, potentially unlimited in size, will be recognized upon the termination of the short sale. With respect to each short sale, the Fund must segregate collateral consisting of cash or liquid securities with a value at least equal to the current market value of the shorted securities, marked-to-market daily. Dividend expenses and fees paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. The Fund had no open short sales at June 30, 2003.

2. Federal Income Taxes:
No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of the distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of June 30, 2003, the Fund had a capital loss carryforward of $5,139, which expires in 2010.

Western Asset Premier Bond Fund
(Amounts in Thousands) (Unaudited)


3. Financial Instruments:

Forward Currency Exchange Contracts
As part of its investment program, the Fund may utilize forward currency exchange contracts. Forward foreign exchange contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in the contract's market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contact at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to the decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund had no outstanding forward foreign exchange contracts as of June 30, 2003.

Option and Futures
As part of the investment program, the Fund may utilize options and futures. Options may be written (sold) or purchased by the Fund. When a fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a fund writes a put or call option, an amount equal to the premium received by the fund is recorded as a liability and its value is marked-to-market daily.

When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:    Impact on the Fund:
The option expires   Realize a loss in the amount of the cost of the option.
---------------------------------------------------------------------------------------------------------------------
The option is        Realize a gain or loss depending on whether the proceeds from the closing sale trans-
closed through a     action are greater or less than the cost of the option.
clos-ing sale
transaction
---------------------------------------------------------------------------------------------------------------------
The Fund exercises   The cost of the security purchased through the exercise of the option will be increased by
a call option        the premium originally paid to purchase the option.
---------------------------------------------------------------------------------------------------------------------
The Fund exercises   Realize a gain or loss from the sale of the underlying security. The proceeds of that sale
a put option         will be reduced by the premium originally paid to purchase the put option.
---------------------------------------------------------------------------------------------------------------------
Written option:      Impact on the Fund:
The option expires   Realize a gain equal to the amount of the premium received.
---------------------------------------------------------------------------------------------------------------------
The option is        Realize a gain or loss without regard to any unrealized gain or loss on the underlying
closed through a     security and eliminate the option liability. The Fund will realize a loss in this transaction if
clos-ing purchase    the cost of the closing purchase exceeds the premium received when the option was writ-
transaction          ten.
---------------------------------------------------------------------------------------------------------------------
A written call       Realize a gain or loss from the sale of the underlying security. The proceeds of that sale option is exercised  will be increased by the premium originally received when the option was written.
by the option
purchaser.
---------------------------------------------------------------------------------------------------------------------
A written put        The amount of the premium originally received will reduce the cost of the security that option is exercised  the Fund purchased when the option was exercised.
by the option
purchaser
---------------------------------------------------------------------------------------------------------------------

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the schedule of investments. The risk in writing a covered call option is that a Fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing

Western Asset Premier Bond Fund
(Amounts in Thousands) (Unaudited)

transaction because of an illiquid secondary market, or, for over-the-counter options, because of the counterparty's inability or unwillingness to perform. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Fund's prospectus.

Activity in written call and put options for the six months ended June 30, 2003 was as follows:

                                                CALLS               PUTS
                                         ------------------  ------------------
                                         CONTRACTS* PREMIUMS CONTRACTS* PREMIUMS
                                         ---------- -------- ---------- --------
Options outstanding at December 31, 2002     700     $ 826        785   $   694
Options purchased                             --        --        181       368
Options written                               --        --      3,846     2,862
Options closed                                --        --       (985)     (812)
Options expired                             (700)     (826)    (1,697)   (1,746)
Options exercised                             --        --         --        --
                                            ----     -----     ------   -------
Options outstanding at June 30, 2003          --     $  --      2,130   $ 1,366
                                            ====     =====     ======   =======

*Actual number of contracts

Upon entering into a futures contract, the Fund is required to deposit with the broker cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

The Fund enters into futures contracts in connection with its interest rate management strategy. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in value of the futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with changes in interest rates. In addition, there is a risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The open short futures positions and related appreciation or depreciation at June 30, 2003, are listed at the end of the Fund's schedule of investments.

Swap Agreements
The use of swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Fund will not enter into any swap agreements unless the adviser believes that the other party to the transaction is creditworthy, the Fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of default or bankruptcy of the agreement counterparty. The Fund may invest in difference types of swap agreements. The Fund had no open swap agreements at June 30, 2003.

4. Common Shares:
Of the shares of common stock outstanding at June 30, 2003, Western Asset Management Co. owned 7,770 shares (share amounts are not in thousands).

5. Preferred Shares (amounts are not in thousands):
There are 2,880 shares of Auction Market Preferred Shares ("Preferred Shares") authorized. The preferred shares have rights as set forth in the Fund's Agreement and Declaration of Trust, as amended to date, and its Bylaws, as amended to date (the "Bylaws"), or as otherwise determined by the Trustees. The 2,880 Preferred Shares outstanding consist of two series, 1,440 shares of Series M and 1,440 shares of Series W. The Preferred Shares have a liquidation value of $25,000 per share, plus any accumulated but unpaid dividends whether or not declared.

Dividends on the Series M and Series W Preferred Shares are cumulative at a rate typically reset every seven and twenty-eight days, respectively, based on the results of an auction. Dividend rates ranged from 1.17% to 1.50% from December 31, 2002 to June 30, 2003. Under the Investment Company Act of 1940, the Fund may not declare dividends or make other distributions on shares

Western Asset Premier Bond Fund
(Amounts in Thousands) (Unaudited)

of common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The Preferred Shares are redeemable at the option of the Fund, in whole or in part, on any dividends payment date at $25,000 per share plus any accumulated but unpaid dividends. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Bylaws are not satisfied.

Preferred Shareholders, who are entitled to one vote per Preferred Share, generally vote as a single class with the common shareholders, but will vote separately as a class (and, in certain circumstances, vote separately by series) with respect to certain matters set forth in the Bylaws. The preferred shareholders are entitled to elect two Trustees of the Fund.

6. Securities Loaned:
The Fund may lend its securities to approved brokers to earn additional income and will receive cash or U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the Fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of the loaned securities. As of June 30, 2003, there were no securities on loan.

7. Transactions with Affiliates and Certain Other Parties:
The Fund has an Investment Management Agreement with Western Asset Management Company ("Western Asset"). Pursuant to the terms of the management agreement, the Fund pays Western Asset an annual fee, payable monthly, in an amount equal to 0.55% of the average weekly value of the Fund's total managed assets. Pursuant to a portfolio management agreement between Western Asset and Western Asset Management Company Limited ("WAML"), Western Asset pays a portion of the fees it receives from the Fund to WAML at an annual rate of 0.425% of the average weekly value of the Fund's total managed assets that WAML manages.

Under the terms of the Administration Agreement among the Fund, Western Asset and Princeton Administrators, L.P. (the "Administrator"), Western Asset pays the Administrator, a monthly fee at an annual rate of 0.125% of the Fund's average weekly total managed assets, subject to a monthly minimum fee of $12,500 (not in thousands).

Western Asset and WAML are wholly owned subsidiaries of Legg Mason, Inc.

8. Trustee Compensation (dollar amounts are not in thousands):
Each Trustee currently receives a fee of $10,000 annually for serving as a Trustee of the Fund, and a fee of $2,000 and related expenses for each meeting of the Board of Trustees attended. The Chairman of the Board receives an additional $2,500 per year for serving in that capacity. Audit Committee members receive $1,000 for each meeting, and the Audit Committee Chairman receives an additional $1,000 annually. Other committee members receive $500 per meeting.

9. Shareholder Meeting Results:
The Company's annual meeting of shareholders was held on May 6, 2003. Of the 11,149 shares outstanding, the following shares were voted at the meeting:

                                              For   Withheld
                                             ------ --------
                   Election of two Trustees:
                   Ronald J. Arnault         10,922    64
                   John E. Bryson            10,924    62

Item 2 - Code of Ethics

Did the registrant adopt a code of ethics, as of the end of the period covered by this report, which applies to the registrant's principal executive officer, principal financial officer, principle accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State if the code of ethics, including amendments and waivers are on a website and provide the website address. State if the registrant will send a copy of the code of ethics to shareholders at no charge upon request.

     (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

Item 3 - Audit Committee Financial Expert

Did the registrant's board of directors determine that the registrant either:
(a) has at least one audit committee financial expert serving on its audit committee; or (b) does not have an audit committee financial expert serving on its audit committee? If yes, disclose the name of the financial expert and whether he/she is "independent." If no, explain why not.

     (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

Item 4 - Principal Accounting Fees and Services

(a) Audit Fees - Disclose the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A

(b) Audit-Related Fees - Disclose the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
     (a) of this Item. Describe the nature of the services comprising the fees disclosed under this category. N/A

(c) Tax Fees - Disclose the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Describe the nature of the services comprising the fees disclosed under this category. N/A

(d) All Other Fees - Disclose the aggregate fees billed in each of the last two fiscal years for products or services provided by the principal accountant, other than the services reporting in paragraphs (a) through (c) of this Item. Describe the nature of the services comprising the fees disclosed under this category. N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A (2) Disclose the percentage of services described in each of paragraphs (a) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A

(f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A

(h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

     (NOT REQUIRED UNTIL ANNUAL REPORT AFTER DECEMBER 15, 2003)

Item 5 - Reserved

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures

For closed-end management investment companies, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, and those of the company's investment adviser; principal underwriter; or any affiliated person of the company, its investment adviser, or its principal underwriter.

     (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

Item 8 - Reserved

Item 9 - Controls and Procedures

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240-13a-15(b) or 240.15d-15(b)).

     WITHIN 90 DAYS OF THE FILING DATE OF THIS FORM N-CSR, THE REGISTRANT'S PRESIDENT AND TREASURER REVIEWED THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ("THE PROCEDURES") AND EVALUATED THEIR EFFECTIVENESS. BASED ON THEIR REVIEW, SUCH OFFICERS DETERMINED THAT THE PROCEDURES ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS REQUIRED BY THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND REGULATIONS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING DURING THE REGISTRANT'S LAST HALF-YEAR THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 10 - Exhibits

(a)  File the exhibits listed below as part of this Form.
(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item requirements through filing of an exhibit.

     (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

(a)(2) A separate certification for each principal execute officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth bolow:

     (ATTACHED)

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or other wise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

     (ATTACHED)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Premier Bond Fund

By:  /s/ James W. Hirschmann
     -----------------------

James W. Hirschmann

President, Western Asset Premier Bond Fund

Date:  8/25/03

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ James W. Hirschmann
     -----------------------

James W. Hirschmann

President, Western Asset Premier Bond Fund

Date:  8/25/03

By:  /s/ Marie K. Karpinski
     ----------------------

Marie K. Karpinski

Treasurer and Principal Financial Accounting Officer,
Western Asset Premier Bond Fund

Date:  8/25/03